Related Party Transactions - Transactions with Other Related Parties (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Feb. 28, 2023	Jan. 31, 2023
Related Party Transaction [Line Items]
General and administrative expenses	$ (10,300,000)	$ (9,600,000)	$ (22,700,000)	$ (18,800,000)
Front End Limited Company | Borr Arabia Well Drilling LLC
Related Party Transaction [Line Items]
Ownership percentage	3.00%		3.00%
$250m Convertible Bonds
Related Party Transaction [Line Items]
Principal	$ 250,000,000		$ 250,000,000		$ 250,000,000
Drew Holdings Limited | $250m Convertible Bonds
Related Party Transaction [Line Items]
Share lending arrangement, shares issued (in shares)						15,000,000
Related party | Magni Partners Limited
Related Party Transaction [Line Items]
General and administrative expenses	(100,000)	(100,000)	(200,000)	(500,000)
Related party | Drew Holdings Limited
Related Party Transaction [Line Items]
General and administrative expenses	(300,000)	0	(1,000,000.0)	0
Related party | Front End Limited Company
Related Party Transaction [Line Items]
General and administrative expenses	$ (600,000)	$ 0	$ (1,100,000)	$ 0